Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Changes in Deferred Tax Assets and Liabilities [Line Items]
Deferred tax benefit	¥ 310,959	¥ 56,011	¥ (141,365)
IFRS 9 [member]
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	(622,259)	(250,120)
Deferred tax benefit	310,959	56,011
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	8,168	(15,485)
Financial instruments at fair value through other comprehensive income reserve	103,410	(417,101)
Own credit on financial liabilities designated at fair value through profit or loss reserve	(3,013)	3,644
Exchange differences on translating foreign operations reserve	(20)
Acquisition and disposal of subsidiaries and businesses	(314)	(50)
Exchange differences and others	478	842
At end of period	¥ (202,591)	¥ (622,259)	¥ (250,120)